Subsequent Events (Predecessor)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent Events

(a)	Dividend Payments on Series C and Series D Preferred Stock

On January 16, 2024, the Company paid a cash dividend on its then outstanding Series C Preferred Stock i) issued to Diana Shipping Inc. and ii) awarded on April 15, 2022, and March 7, 2023 as part of the 2021 Equity Incentive Plan (i.e. 5,521 shares in aggregate), for the period from October 15, 2023 to January 14, 2024, inclusive, in the aggregate amount of $110.

On January 16, 2024, the Company also paid a dividend of $240 in the aggregate on the Company’s then outstanding 13,738 shares of Series D Preferred Stock to Series D Preferred Stockholders of record date January 12, 2024, for the period from October 15, 2023 up to and including January 14, 2024.

(b)	Redemption of Series D Preferred Stock

During the period from January 1, 2024, to April 10, 2024, holders of the Company’s Series D preferred stock unaffiliated with the Company, exercised their right to redeem nine Series D Preferred Stock to common stock, resulting in the issuance of 3,376 shares of common stock of the Company.

(c)	Restricted stock award and cash bonus

On February 21, 2024, the Company’s Board of Directors approved the award of 3,332 shares of restricted Series C Preferred Stock to the Company’s directors, pursuant to the Company’s amended and restated 2021 Equity Incentive Plan, as annual bonus. The cost of these awards will be recognized in income ratably over the restricted shares vesting period which will be two years. The Board of Directors also approved an aggregate performance cash bonus of $230 to Steamship, which has been accrued for as of December 31, 2023, in the accompanying consolidated financial statements.

(d)	Amendment and restatement to 2021 Equity Incentive Plan

On April 10, 2024, the Company further amended and restated its 2021 Equity Incentive Plan so that the maximum aggregate number of shares of common stock that may be delivered pursuant to awards granted under the 2021 Equity Incentive Plan, as amended and restated, is 2,000,000.

OceanPal Inc. Predecessors [Member]
Subsequent Events [Abstract]
Subsequent Events
9. Subsequent Events
a) Contribution by Parent of the three ship-owning companies to OceanPal Inc.: On November 29, 2021, the spin-off transaction was materialized and the three ship-owning companies were contributed to the Company by the Parent. Following the spin-off consummation OceanPal Inc. and Diana Shipping are independent publicly traded companies with separate independent boards of directors.
b) Uncertainties caused by the Russo-Ukrainian War: The recent outbreak of war between Russia and the Ukraine has disrupted supply chains and caused instability in the global economy, while the United States and the European Union, among other countries, announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil from Russia to the United States. The ongoing conflict could result in the imposition of further economic sanctions against Russia and the Company’s business may be adversely impacted.